Share-based compensation - Accelerate! options (Detail)	12 Months Ended
	Dec. 31, 2021 € / shares	Dec. 31, 2021 $ / shares € / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 € / shares	Dec. 31, 2020 $ / shares
Euro [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	239,077	239,077	239,077
Euro [Member] | Accelerate options [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	136,975	136,975	136,975	163,200	163,200
Weighted average exercise price of share options outstanding in share-based payment arrangement | € / shares	€ 18.13	€ 18.13		€ 17.66
Number of share options exercised in share-based payment arrangement	26,225	26,225
Weighted average exercise price of share options exercised in share-based payment arrangement | € / shares	€ 15.24
Number of share options exercisable in share-based payment arrangement	136,975	136,975	136,975
Weighted average exercise price of share options exercisable in share-based payment arrangement | € / shares	€ 18.13	€ 18.13
US Dollar [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	150,165	150,165	150,165
US Dollar [Member] | Accelerate options [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	17,500	17,500	17,500	37,800	37,800
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares			$ 20.02		$ 20.02
Number of share options exercised in share-based payment arrangement	20,300	20,300
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		€ 20.02
Number of share options exercisable in share-based payment arrangement	17,500	17,500	17,500
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 20.02